Income Taxes - Reconciliation of Actual Effective Tax Rate (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax relating to components of other comprehensive income [abstract]
Income tax using the statutory tax rate of each country	28.54%	33.49%	32.56%
Non-deductible expenses, percentage	2.72%	3.39%	2.66%
Tax credits, percentage	(10.64%)	(11.45%)	(8.12%)
Change in unrecognized deferred tax assets, percentage	(0.50%)	5.52%	0.68%
Effect on change in tax rate, percentage	(3.10%)
Others, percentage	(0.06%)	(1.72%)	0.84%
Actual effective tax rate	16.96%	29.23%	28.63%
Profit before income taxes, amount	₩ 2,332,632	₩ 1,316,233	₩ 1,433,982
Income tax using the statutory tax rate of each country, amount	665,733	440,753	466,848
Non-deductible expenses, amount	63,416	44,606	38,208
Tax credits, amount	(248,191)	(150,663)	(116,439)
Change in unrecognized deferred tax assets, amount	(11,708)	72,678	9,804
Effect on change in tax rate (Note 24(d)	(72,376)	0	0
Others, amount	(1,294)	(22,649)	12,105
Actual income tax expense	₩ 395,580	₩ 384,725	₩ 410,526